Intangible assets - Goodwill attributed to cash-generating units (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 1,912	£ 2,682
North America – United States
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	416	403
Europe (excluding Turkey)
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	181	172
Turkey
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	205	234
Latin America and Caribbean – Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	123	143
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	132	131
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	770	1,511
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 85	£ 88